Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2025	Oct. 13, 2025	Dec. 31, 2024	Nov. 15, 2022	Aug. 15, 2022
Ordinary shares, par value		$ 0.0002
Ordinary shares, shares authorized		250,000,000			5,000,000,000
Common Class A [Member]
Ordinary shares, par value	$ 0.0002	$ 0.0002	$ 0.0002	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	235,000,000	235,000,000	235,000,000		125,000,000
Ordinary shares, shares issued	2,792,810		1,989,083
Ordinary shares, shares outstanding	2,790,404		1,986,677
Common Class B [Member]
Ordinary shares, par value	$ 0.0002	$ 0.0002	$ 0.0002
Ordinary shares, shares authorized	15,000.00	15,000,000	15,000.00
Ordinary shares, shares issued
Ordinary shares, shares outstanding